Debt issued measured at amortized cost	6 Months Ended
Jun. 30, 2026
Disclosure Of Financial Liabilities [Line Items]
Debt issued measured at amortized cost
Note 14
Debt issued measured at amortized cost
Debt issued measured at amortized cost
USD m 30.6.26 31.12.25
Short-term debt
1
44,031 33,870
Senior unsecured debt 22,309 24,695
Covered bonds 14,666 11,689
Subordinated debt 310 328
Debt issued through the Swiss central mortgage institutions 28,440 29,169
Other long-term debt 183 456
Long-term debt
2
65,908 66,337
Total debt issued measured at amortized cost
3,4
109,939 100,207
1 Predominantly consists of debt with an
original contractual maturity of less
than one year and mainly includes
certificates of deposit and commercial
paper.
2 Debt with an original contractual
maturity greater
than or equal to one year.
The classification of debt
issued into short-term and long-term
does not consider any early
redemption features.
3 Net of bifurcated embedded derivatives,
the fair value of which
was
not material for the periods presented.
4 Except for Covered bonds (
100 % secured; 31 December 2025: 100 % secured), Debt issued through the Swiss central mortgage institutions ( 100 % secured; 31 December
2025: 100 % secured) and Other long-term debt ( 91 % secured; 31 December 2025: 97 % secured), 100 % of the balance was unsecured as of 30 June 2026 (31 December 2025: 100 % unsecured).